Description of Business, Basis of Presentation, and Recent Developments (Details) $ in Millions	1 Months Ended	3 Months Ended	9 Months Ended
	May 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 segment facility	Nov. 14, 2022 USD ($)
OPERATING SEGMENT INFORMATION
Number of reportable segments | segment			2
Iron Oxide Business | Forecast | Minimum
OPERATING SEGMENT INFORMATION
Loss on sale of business		$ 35
Iron Oxide Business | Forecast | Maximum
OPERATING SEGMENT INFORMATION
Loss on sale of business		45
Subsequent Event
OPERATING SEGMENT INFORMATION
Net proceeds from sale leaseback transaction		42
Taxes and other expenses from sale leaseback transaction		9
Gross proceeds from sale leaseback transaction		$ 51
Subsequent Event | Iron Oxide Business
OPERATING SEGMENT INFORMATION
Disposal group consideration				$ 140
Disposal group consideration, reduction of debt				20
Disposal group consideration, working capital and closing cash adjustments				$ 6
Titanium Dioxide
OPERATING SEGMENT INFORMATION
Number of manufacturing and processing facilities | facility			7
Performance Additives
OPERATING SEGMENT INFORMATION
Number of manufacturing and processing facilities | facility			13
Loss on sale of business	$ (2)